INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 - INCOME TAXES

The Company accounts for income taxes under ASC Topic 740: Income Taxes which requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. The Company has a net operating loss carryforward for tax purposes totaling approximately $1,227,000 at December 31, 2012, expiring through the year 2032. Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after certain ownership shifts.

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Tax benefit computed at "expected" statutory rate	$(2,359,025)	$(37,169)
State income taxes, net of benefit	(60,884)	(492)
Permanent differences :
Impairment expense	437,324	33,820
Stock based compensation and consulting	1,508,371	-
Other permanent differences	(681)	-

Increase in valuation allowance	474,895	3,841
Net income tax benefit	$-	$-

The table below summarizes the differences between the Companies’ effective tax rate and the statutory federal rate as follows for the period ended:

	December 31, 2012	December 31, 2011

Computed "expected" tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	(5.0)%	(5.0)%
Permanent differences	31.0%	-
Change in valuation allowance	8.0%	39.0%

Effective tax rate	0.0%	0.0%

The Companies have a deferred tax asset which is summarized as follows at:

Deferred tax assets:	December 31, 2012	December 31, 2011
Net operating loss carryover	$ 478,736	$ 3,841
Less: valuation allowance	(478,736)	(3,841)
Net deferred tax asset	$ -	$ -

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance at December 31, 2012, due to the uncertainty of realizing the deferred income tax assets. The valuation allowance was increased by $474,895.